GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

(the “Funds”)

Supplement dated March 2, 2016 to the

Prospectus dated September 17, 2015 (the “Prospectus”)

Effective immediately, the Board of Trustees of Goldman Sachs ETF Trust has approved a management fee waiver for the Funds. Accordingly, the Prospectus is revised as follows:

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.27%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and Expense Limitation[2]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.25%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. These arrangements will remain in effect through at least March 1, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Europe Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$150

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.24%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver and Expense Limitation[2]	(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.25%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. These arrangements will remain in effect through at least March 1, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® International Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$144

The following replaces the table and accompanying footnotes under “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Limitation[2]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.25%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses to be incurred in the first fiscal year.

[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of average daily net assets of the Fund; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.05% of the Fund’s average daily net assets. These arrangements will remain in effect through at least March 1, 2017, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs ActiveBeta® Japan Equity ETF—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$148

The following replaces in its entirety the table, accompanying footnotes and paragraph following the table in the “Service Providers—Management Fee and Other Expenses” section of the Prospectus:

Fund	Fee as a Percentage of Average Daily Net Assets
ActiveBeta® Emerging Markets Equity ETF	0.40%
ActiveBeta® Europe Equity ETF	0.30%	**
ActiveBeta® International Equity ETF	0.30%	**
ActiveBeta® Japan Equity ETF	0.30%	**
ActiveBeta® U.S. Large Cap Equity ETF	0.10%	*
ActiveBeta® U.S. Small Cap Equity ETF	0.23%

*	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.07% as an annual percentage rate of the average daily net assets of the ActiveBeta® U.S. Large Cap Equity ETF through at least September 14, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.
**	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.20% as an annual percentage rate of the average daily net assets of the ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF through at least March 1, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.05%, 0.02% and 0.02% of the average daily net assets for the ActiveBeta® Emerging Markets Equity ETF, ActiveBeta® U.S. Large Cap Equity ETF and ActiveBeta® U.S. Small Cap Equity ETF, respectively, through at least September 14, 2016, and to 0.05%, 0.05% and 0.05% of the average daily net assets for the ActiveBeta® Europe Equity ETF, ActiveBeta® International Equity ETF and ActiveBeta® Japan Equity ETF, respectively, through at least March 1, 2017, and prior to such applicable date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

*    *    *

In addition, the number of Shares in a Creation Unit for the Goldman Sachs ActiveBeta® Japan Equity ETF has changed. Therefore, all references in the Prospectus to “50,000 Shares” with respect to the number of Shares comprising a Creation Unit of the Goldman Sachs ActiveBeta® Japan Equity ETF should be removed and replaced with “200,000 Shares.”

This Supplement should be retained with your Prospectus for future reference.

ACTBETAOPSTK 02-16